OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
The Company determines its reportable segments based on the nature of operations and includes five operating segments: Conventional Pipelines, Oil Sands & Heavy Oil, Gas Services, Midstream and Veresen.
Conventional Pipelines consists of the tariff-based operations of pipelines and related facilities to deliver crude oil, condensate and NGL in Alberta, British Columbia, Saskatchewan, and North Dakota, United States.
Oil Sands & Heavy Oil consists of the Syncrude, Horizon, Nipisi and Mitsue Pipelines, and the Cheecham Lateral. These pipelines and related facilities deliver synthetic crude oil produced from oil sands under long-term cost-of-service arrangements.
Gas Services consists of natural gas gathering and processing facilities, including shallow and deep cut sweet and sour gas processing plants and gathering systems.
Midstream consists of the Company's interests in extraction and fractionation facilities, terminalling and storage hub services under a mixture of short, medium and long-term contractual arrangements.
Veresen consists of: tariff-based operations of pipelines and related facilities to deliver natural gas and NGL in Alberta, British Columbia and the United States; gas services which consists of natural gas gathering and processing facilities; and an interest in assets which include a NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the U.S. and Canada.
The financial results of the business segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by the Company's Chief Executive Officer, Chief Financial Officer and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Intersegment transactions are recorded at market value and eliminated under corporate and intersegment eliminations.

12 Months Ended December 31, 2017 ($ millions)	Conventional Pipelines(1)	Oil Sands & Heavy Oil	Gas Services	Midstream(2)(3)	Veresen	Corporate & Intersegment Eliminations	Total
External revenue:
Pipeline transportation	780	207			15		1,002
Terminalling, storage and hub services				4,034			4,034
Gas services			372				372
Total external revenue	780	207	372	4,034	15	—	5,408
Inter-segment revenue:
Pipeline transportation	104	3				(107)	—
Gas services			6			(6)	—
Total inter-segment revenue	104	3	6	—	—	(113)	—
Total revenue(4)	884	210	378	4,034	15	(113)	5,408
Operating expenses	227	66	89	69	8	(9)	450
Cost of goods sold, including product purchases			13	3,262		(113)	3,162
Realized loss on commodity-related derivative financial instruments	1			93			94
Share of profit of investments in equity accounted investees					116		116
Depreciation and amortization included in operations	157	18	59	116	9		359
Unrealized gain on commodity-related derivative financial instruments	(1)			(22)			(23)
Gross profit	500	126	217	516	114	9	1,482
Depreciation included in general and administrative					1	22	23
Other general and administrative	14	5	11	27	5	151	213
Other (income) expense	(6)	(1)	1	11		23	28
Reportable segment results from operating activities	492	122	205	478	108	(187)	1,218
Net finance costs (income)	8	1	1	18	(3)	160	185
Reportable segment earnings (loss) before tax	484	121	204	460	111	(347)	1,033
Capital expenditures	1,150	15	243	395	24	12	1,839
Contributions to equity accounted investees				1	6		7
Acquisition					6,400		6,400

(1)	Conventional Pipelines revenue includes $22 million associated with U.S. pipeline sales.

(2)	NGL product and services, terminalling, storage and hub services revenue includes $215 million associated with U.S. midstream sales.

(3)	Pembina aggregates its NGL and crude oil midstream activities based on shared economic risk characteristics.

(4)	No customer accounted for 10 percent or more of total revenue.

12 Months Ended December 31, 2016 ($ millions)	Conventional Pipelines(1)	Oil Sands & Heavy Oil	Gas Services	Midstream(2)(3)	Veresen	Corporate & Intersegment Eliminations	Total
External revenue:
Pipeline transportation	606	199					805
Terminalling, storage and hub services				3,183			3,183
Gas services			277				277
Total external revenue	606	199	277	3,183	—	—	4,265
Inter-segment revenue:
Pipeline transportation	113	3				(116)	—
Gas services			6			(6)	—
Total inter-segment revenue	113	3	6	—	—	(122)	—
Total revenue (4)	719	202	283	3,183	—	(122)	4,265
Share of profit of investments in equity accounted investees				1			1
Operating expenses	222	62	76	69		(10)	419
Cost of goods sold, including product purchases			12	2,611		(122)	2,501
Realized loss on commodity-related derivative financial instruments	3			7	—		10
Depreciation and amortization included in operations	103	17	52	101			273
Unrealized (gain) loss on commodity-related derivative financial instruments	(2)			63	—		61
Gross profit	393	123	143	333		10	1,002
Depreciation included in general and administrative						20	20
Other general and administrative	10	5	8	24		128	175
Other (income) expense	(11)	1	1	8	—		(1)
Reportable segment results from operating activities	394	117	134	301		(138)	808
Net finance costs	5	1	2	8	—	137	153
Reportable segment earnings (loss) before tax	389	116	132	293		(275)	655
Capital expenditures	957	124	146	504		14	1,745
Contributions to equity accounted investees				2			2
Acquisition			566		0		566

(1)	Conventional Pipelines revenue includes $13 million associated with U.S. pipeline sales.

(2)	NGL product and services, terminalling, storage and hub services revenue includes $139 million associated with U.S. midstream sales.

(3)	Pembina aggregates its NGL and crude oil midstream activities based on shared economic risk characteristics.

(4)	One customer accounted for 10 percent of total revenue.